Fair Value Measurements	12 Months Ended
Mar. 31, 2025
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 19 — FAIR VALUE MEASUREMENTS

Financial assets and liabilities as at March 31, 2025 and 2024 are as follows:

The carrying amounts and fair values of financial instruments by class are as follows:

As at March 31, 2025	Fair value through profit & loss	Fair value through other comprehensive income	(In US$) Amortized cost
Financial Assets
(i) Investments	—	—	—
(ii) Trade receivables	—	—	3,352,454
(iii) Others financial assets	—	—	5,860,417
Total	—	—	$9,212,871

Financial Liabilities
(i) Borrowings	—	—	1,074,642
(ii) Trade payables	—	—	6,470,875
(iii) Other financial liabilities	—	—	268,643
Total	—	—	$7,814,160

As at March 31, 2024	Fair value through profit & loss	Fair value through other comprehensive income	(In USD) Amortized cost
Financial Assets
(i) Investments	—	—	—
(ii) Trade receivables	—	—	3,682,302
(iii) Others financial assets	—	—	4,222,957
Total	—	—	$7,905,259

Financial Liabilities		—
(i) Borrowings	—	—	2,497,985
(ii) Trade payables	—	—	8,430,154
(iii) Other financial liabilities	—	—	243,655
Total	—	—	$11,171,794

Fair value hierarchy

Financial assets and financial liabilities measured at fair value on the balance sheet are categorized into the three levels of fair value hierarchy. The three levels are defined based on the observability of significant inputs to the measurement, as follows:

The different levels of fair value have been defined below:

Level 1: Quoted prices for identical instruments in an active market;

Level 2: Directly (i.e. as prices) or indirectly (i.e. derived from prices) observable market inputs, other than Level 1 inputs; and

Level 3: Inputs which are not based on observable market data (unobservable inputs). Fair values are determined in whole or in part using a net asset value or valuation model based on assumptions that are neither supported by prices from observable current market transactions in the same instrument nor are they based on available market data.

The share warrants liabilities which are included in other financial liabilities and disclosed at Note 13A are carried at fair value and are classified as Level 3 fair value measurements due to the use of significant inputs. There are no financial instruments for which Level 1 or Level 2 fair value measurements were applied. There were no share warrant liabilities as of March 31, 2025 and for the year March 31, 2024.

Fair value of instruments measured at amortized cost

Financial liabilities	Carrying value as of March 31, 2025	Fair value as of March 31, 2025
Borrowings	$1,074,642	$1,074,642

Financial liabilities	Carrying value as of March 31, 2024	Fair value as of March 31, 2024
Borrowings	$2,497,985	$2,497,985

Management assessed that fair value of cash and cash equivalents, trade receivables, security deposits, loan to related parties, other financial assets, short term borrowings, trade payables and other current financial liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments. The fair value of the financial assets and liabilities is included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The following methods and assumptions were used to estimate the fair values:

Long-term fixed-rate receivables are evaluated by the Group based on parameters such as interest rates, individual creditworthiness of the customer and other market risk factors. Based on this evaluation, allowances are considered for the expected credit losses of these receivables.

The fair values of the Group’s fixed interest-bearing borrowings are determined by applying discounted cash flows (‘DCF’) method, using discount rate that reflects the issuer’s borrowing rate as at the end of the reporting period.

All the other long-term borrowing facilities availed by the Company are variable rate facilities which are subject to changes in underlying Interest rate indices. Further, the credit spread on these facilities are subject to change with changes in Group’s creditworthiness. The management believes that the current rate of interest on these loans are in close approximation from market rates applicable to the Group. Therefore, the management estimates that the fair value of these borrowings are approximate to their respective carrying values.